Financial Instruments and Financial Risks	6 Months Ended
Jun. 30, 2020
Financial Instruments and Financial Risks [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISKS

NOTE 5 - FINANCIAL INSTRUMENTS AND FINANCIAL RISKS:

a.	Fair value disclosure

Level 1 and level 2 financial instruments:

As of June 30, 2020 and December 31, 2019, the Company has no financial asset or liability measured at level 1 or level 2.

Level 3 financial instruments:

The Company has several financial liabilities measured at fair value through profit or loss, which meet the level 3 criteria as of June 30, 2020 and December 31, 2019.

b.	Fair value measurements based on unobservable data (level 3)

The Company evaluated the fair value of convertible debentures, contingent consideration and derivative financial instruments that were issued in connection with capital raising rounds.

The following table presents the changes in level 3 instruments for the six-month period ended June 30, 2020 (unaudited):

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollars in thousands
Balance as of January 1, 2020	2,170	7,151	1,637	10,958
Payment	(1,600)	-	-	(1,600)
Repayment of convertible debentures	-	(680)	-	(680)
Initial recognition of financial liability	-	-	1,450	1,450
Conversion to equity or other financial liability	-	(4,778)	-	(4,778)
Recognition of day 1 loss within profit or loss	-	-	164	164
Changes in fair value recognized within profit or loss	430	(1,693)	(1,273)	(2,536)
Balance as of June 30, 2020	1,000	-	1,978	2,978

The following table presents the changes in level 3 instruments for the three-month period ended June 30, 2020 (unaudited):

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollars in thousands
Balance as of April 1, 2020	2,600	4,431	822	7,853
Payment	(1,600)	-	-	(1,600)
Repayment of convertible debentures	-	(680)	-	(680)
Initial recognition of financial liability	-	-	1,378	1,378
Conversion to equity or other financial liability	-	(4,430)	-	(4,430)
Recognition of day 1 loss within profit or loss	-	-	82	82
Changes in fair value recognized within profit or loss	-	679	(304)	375
Balance as of June 30, 2020	1,000	-	1,978	2,978

c.	Fair value of financial assets and financial liabilities measured at amortized cost

Assets and liabilities which are not measured on a recurrent basis at fair value are presented at their carrying amount, which approximates their fair value.